ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2024
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES
15	ACCUMULATED LOSSES

	2024	2023
	US$	US$
Balance at start of year	(52,196,828)	(34,752,074)
Net loss for the year	(21,843,646)	(17,444,754)
Adjustment for expiry of employee rights	158,424	-
Balance at June 30	(73,882,050)	(52,196,828)